Russell U.S. Defensive Equity Fund
RUSSELL U.S. DEFENSIVE EQUITY FUND
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Defensive Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Defensive Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.33%	0.58%	0.58%	0.25%	0.33%	0.13%
Total Annual Fund Operating Expenses	[1]	1.13%	1.88%	1.13%	0.80%	0.88%	0.68%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.13%	1.88%	1.09%	0.80%	0.88%	0.68%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the elimination of dividend and interest expenses on short sales as a result of the Fund's discontinuation of its limited long short strategy effective August 15, 2012 and to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Defensive Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	684	191	111	82	90	70
3 Years	915	592	355	257	282	218
5 Years	1,164	1,018	618	447	490	379
10 Years	1,876	2,205	1,371	996	1,090	848

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics to manage the Fund's risk factor exposures. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies that a money manager believes have: (i) lower than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate overtime.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns
[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Index to the Russell 1000 Defensive Index. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new investment strategy prior to August 15, 2012, the returns shown above would have been different.

Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell U.S. Defensive Equity Fund		1 Year	5 Years	10 Years
Class A	[1]	(1.85%)	(2.84%)	1.45%
Class C	[1]	3.35%	(2.20%)	1.79%
Class E	[1]	4.18%	(1.64%)	2.08%
Class I	[1]	4.46%	(1.40%)	2.33%
Class Y	[1]	4.60%	(1.32%)	2.40%
Class S	[1]	4.38%	(1.45%)	2.30%
Class S Return After Taxes on Distributions	[1]	4.22%	(1.96%)	1.77%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.05%	(1.26%)	1.92%
Russell 1000 Defensive IndexTM (reflects no deduction for fees, expenses or taxes)	[1]	9.00%	0.94%	3.59%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%	(0.02%)	3.34%
[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Index to the Russell 1000 Defensive Index. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new investment strategy prior to August 15, 2012, the returns shown above would have been different.